Components of Working Capital - Accounts Receivable, Net Table (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade receivables, net		$ 221,119	$ 160,507
Other receivables, net		45	210
Total accounts receivable, net	[1],[2]	$ 221,164	$ 160,717

[1]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $72.6 million and $36.1 million as of December 31, 2018 and 2017, respectively.
[2]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.